Provisions for liabilities and other charges - Movements in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in provisions for liabilities and other charges
Balance at beginning	$ 39,446	$ 30,578
Additions	4,053	7,018
Reversal	(3,902)	(643)
Use of provision	(394)	(149)
Effect of translation	(2,118)	2,642
Balance at ending	37,085	39,446
Current provisions	36,409	39,004	$ 30,325	$ 22,536
Non-current provisions	676	442	$ 253	$ 445
Tax risks
Movements in provisions for liabilities and other charges
Balance at beginning	36,827	28,979
Additions	3,010	5,406
Reversal	(3,278)	(191)
Use of provision	(319)
Effect of translation	(2,019)	2,633
Balance at ending	34,221	36,827
Current provisions	34,221
Provision For Value-Added Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	13,111
Balance at ending	9,904	13,111
Provision For Withholding Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	23,318
Balance at ending	23,562	23,318
Provisions Related To Other Taxes [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	398
Balance at ending	755	398
Marketplace and consignment goods
Movements in provisions for liabilities and other charges
Balance at beginning	977	616
Additions	313	573
Reversal	(483)	(237)
Reclassification	53
Effect of translation	(43)	25
Balance at ending	817	977
Current provisions	817
Provision for other expenses
Movements in provisions for liabilities and other charges
Balance at beginning	1,642	983
Additions	730	1,039
Reversal	(141)	(215)
Use of provision	(75)	(149)
Reclassification	(53)
Effect of translation	(56)	(16)
Balance at ending	2,047	1,642
Current provisions	1,371
Non-current provisions	676
Restructuring provision	11	33
End of service benefits provision	676	443
Litigation and penalty provisions	$ 1,360	$ 1,166